Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Outstanding borrowings under the credit facility
Our outstanding borrowings under debt at March 31, 2013 and December 31, 2012, respectively, were:

	March 31, 2013	December 31, 2012
	(in thousands)
Revolving loan facility	$138,265	$128,285
Other debt	1,118	—
	139,383	128,285
Less: current portion	1,118	—
	$138,265	$128,285